Segment Reporting (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	$ 2,034,000,000	$ 1,901,000,000	$ 1,677,000,000	$ 1,544,000,000	$ 1,631,000,000	$ 1,589,000,000	$ 1,484,000,000	$ 1,503,000,000	$ 7,156,000,000	$ 6,207,000,000
Total Adjusted EBITDA	353,000,000	352,000,000	281,000,000	258,000,000	258,000,000	249,000,000	201,000,000	188,000,000	1,244,000,000	896,000,000
Payments and Network
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	295,000,000	304,000,000	54,000,000	22,000,000	22,000,000	23,000,000	20,000,000	20,000,000	675,000,000	85,000,000
Total Adjusted EBITDA	105,000,000	111,000,000	19,000,000	3,000,000	6,000,000	6,000,000	1,000,000	2,000,000	238,000,000	15,000,000
Digital Banking
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	133,000,000	128,000,000	129,000,000	123,000,000	77,000,000	80,000,000	82,000,000	84,000,000	513,000,000	323,000,000
Total Adjusted EBITDA	52,000,000	52,000,000	55,000,000	54,000,000	31,000,000	36,000,000	30,000,000	39,000,000	213,000,000	136,000,000
Self-Service Banking
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	707,000,000	637,000,000	645,000,000	628,000,000	712,000,000	691,000,000	675,000,000	673,000,000	2,617,000,000	2,751,000,000
Total Adjusted EBITDA	148,000,000	155,000,000	140,000,000	137,000,000	165,000,000	178,000,000	134,000,000	136,000,000	580,000,000	613,000,000
Retail Revenue
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	608,000,000	541,000,000	562,000,000	520,000,000	557,000,000	542,000,000	470,000,000	461,000,000	2,231,000,000	2,030,000,000
Total Adjusted EBITDA	119,000,000	104,000,000	121,000,000	98,000,000	127,000,000	129,000,000	73,000,000	61,000,000	442,000,000	390,000,000
Hospitality
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	231,000,000	224,000,000	215,000,000	179,000,000	183,000,000	173,000,000	160,000,000	170,000,000	849,000,000	686,000,000
Total Adjusted EBITDA	39,000,000	44,000,000	39,000,000	36,000,000	43,000,000	37,000,000	25,000,000	10,000,000	158,000,000	115,000,000
Corporate and Other
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	68,000,000	75,000,000	77,000,000	77,000,000	85,000,000	83,000,000	79,000,000	99,000,000	297,000,000	346,000,000
Total Adjusted EBITDA	(104,000,000)	(109,000,000)	(89,000,000)	(67,000,000)	(111,000,000)	(135,000,000)	(61,000,000)	(59,000,000)	(369,000,000)	(366,000,000)
Eliminations
Schedule of Segment Revenue and Adjusted EBITDA [Line Items]
Revenue from Contract with Customer, Including Assessed Tax	(8,000,000)	(8,000,000)	(5,000,000)	(5,000,000)	(5,000,000)	(3,000,000)	(2,000,000)	(4,000,000)	(26,000,000)	(14,000,000)
Total Adjusted EBITDA	$ (6,000,000)	$ (5,000,000)	$ (4,000,000)	$ (3,000,000)	$ (3,000,000)	$ (2,000,000)	$ (1,000,000)	$ (1,000,000)	$ (18,000,000)	$ (7,000,000)